Restatement of Previously Issued Financial Statements - Statements of Operations (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements
Loss from operations					$ (13,409,000)	$ (12,092,000)			$ (24,346,000)	$ (21,861,000)
Other expenses:
Net income before income tax expenses					(16,171,000)	(13,113,000)			(26,747,000)	(23,260,000)
Income tax expense									7,000	5,000
Net loss and comprehensive loss					$ (16,171,000)	$ (13,113,000)			$ (26,754,000)	$ (23,265,000)
Weighted average shares outstanding of common stock, basic					32,603,130	14,445,193			15,563,850	14,250,287
Basic net (loss) income per share, common stock					$ (0.50)	$ (0.91)			$ (1.72)	$ (1.63)
Weighted average shares outstanding of common stock, diluted					32,603,130	14,445,193			15,563,850	14,250,287
Diluted net (loss) income per share, common stock					$ (0.50)	$ (0.91)			$ (1.72)	$ (1.63)
Graf Acquisition Corp. IV [Member]
Restatement of Previously Issued Financial Statements
Loss from operations	$ (2,676,577)		$ (968,952)		$ (3,631,419)	$ (1,700,860)	$ (2,104,916)	$ (2,508,207)	$ (2,740,030)
Other expenses:
Change in fair value of derivative warrant liability	(283,300)		1,605,330		(519,370)	4,296,600	4,863,180	5,665,840	5,146,470
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability			179,595			179,595	179,595		179,595
Income from investments held in Trust Account			124,764		3,389,390	168,792	1,073,311	41,153	2,400,690
Net income before income tax expenses	(1,544,270)		940,737		(761,399)	2,944,127	4,011,170	(990,638)	4,986,725
Income tax expense	286,778		(15,402)		690,772	(15,402)	(164,076)	0	438,374
Net loss and comprehensive loss	$ (1,831,048)	$ 378,877	$ 956,139	$ 2,003,390	$ (1,452,171)	$ 2,959,529	$ 3,847,094	$ (990,638)	$ 4,548,351
Weighted average shares outstanding of common stock, basic	16,825,897		21,451,875		19,126,107	21,451,875	21,451,875	15,083,469	21,451,875
Basic net (loss) income per share, common stock	$ (0.11)		$ 0.04		$ (0.08)	$ 0.14	$ 0.18	$ (0.07)	$ 0.21
Weighted average shares outstanding of common stock, diluted	16,825,897		21,451,875		19,126,107	21,451,875.00	21,451,875.00	15,083,469	21,451,875
Diluted net (loss) income per share, common stock	$ (0.11)		$ 0.04		$ (0.08)	$ 0.14		$ (0.07)	$ 0.39
As Previously Reported | Graf Acquisition Corp. IV [Member]
Restatement of Previously Issued Financial Statements
Loss from operations			$ (968,952)			$ (1,700,860)	$ (2,104,916)
Other expenses:
Change in fair value of derivative warrant liability			1,605,330			4,296,600	4,863,180
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability			3,904,241			3,904,241	3,904,241
Income from investments held in Trust Account			124,764			168,792	1,073,311
Net income before income tax expenses			4,665,383			6,668,773	7,735,816
Income tax expense			(15,402)			(15,402)	(164,076)
Net loss and comprehensive loss			$ 4,680,785			$ 6,684,175	$ 7,571,740
Weighted average shares outstanding of common stock, basic			21,451,875			21,451,875	21,451,875
Basic net (loss) income per share, common stock			$ 0.22			$ 0.31	$ 0.35
Weighted average shares outstanding of common stock, diluted			21,451,875			21,451,875.00	21,451,875.00
Diluted net (loss) income per share, common stock			$ 0.22			$ 0.31
Restatement Adjustment | Graf Acquisition Corp. IV [Member]
Other expenses:
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability			$ (3,724,646)			$ (3,724,646)	$ (3,724,646)
Net income before income tax expenses			(3,724,646)			(3,724,646)	(3,724,646)
Net loss and comprehensive loss			$ (3,724,646)			$ (3,724,646)	$ (3,724,646)
Basic net (loss) income per share, common stock			$ (0.17)			$ (0.17)	$ (0.17)
Diluted net (loss) income per share, common stock			$ (0.17)			$ (0.17)